Consolidated Statements of Comprehensive Loss Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (17,289)	$ (5,779)	$ (4,281)
Other Comprehensive Loss
Foreign currency translation adjustment	(3)	(22)	47
Other Comprehensive (Loss) Income	(3)	(22)	47
Comprehensive loss	$ (17,292)	$ (5,801)	$ (4,234)